CORRESPONDENT CASH RESERVES
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this semiannual report, which covers the six months ended June 30, 1998.

The Correspondent Cash Reserves Money Market and Tax Free Portfolios are open-ended, diversified money market funds that seek to provide investors with a high level of current income, while preserving capital and maintaining liquidity.* Income provided by the Tax Free Portfolio is intended to be exempt from federal income tax.

The Money Market Portfolio, which exceeds $1.2 billion in assets under management, invests in a diversified selection of very high-quality, short-term money market obligations -- such as U.S. Treasury bills, short-term corporate obligations and commercial paper. The Tax Free Portfolio invests in a wide variety of short-term, tax-exempt securities issued by state, county and municipal authorities.** Both Portfolios may invest in instruments rated in either of the top two rating categories established by nationally recognized services.

Following this letter, you'll find a pie-chart analysis of the Portfolios, as well as their performance for the six-month period ending June 30, 1998. A schedule of the Portfolios' investments is included in the financial report that follows the performance table. All investments are actively monitored to ensure that they maintain their quality status and suitability.

ECONOMIC OVERVIEW

The economic factors that affect money market funds such as ours did not change significantly during the first six months of 1998. Much of the domestic news was the same as it had been for some time: good corporate profits, benign inflation, low unemployment, the creation of new jobs, and healthy home sales and car sales. The U.S. economy grew at a blistering 5.4% annual rate in the first quarter, though second-quarter growth was markedly more tame. (As we write this letter during the second week of July, second-quarter numbers are not yet in, but we believe growth cooled to a 2.5-2.7% pace.) This performance is very similar to 1997's, when first-quarter growth surged to a 5.9% annual rate, before slowing to a more sustainable level later in the year.

Nothing about this situation is unusual. A myriad of factors influences the economic cycle, and short-term, quarterly fluctuations are normal. We continue to be encouraged by the economy's steady, longer-term upward trend.

However, the financial problems in Asia have continued to plague most of that region's economies. In fact, the full extent of the damage in Asia is just now beginning to come to light. The news so far has been bad, and could get worse. Consequently, fresh worries about Asia -- and how our own economy might be affected -- are justified.

INTEREST-RATE ENVIRONMENT

A number of factors worked to flatten the "yield curve," the relationship between short- and long-term interest rates. On the long end, a flood of money seeking a "safe haven" from turmoil abroad pushed the 30-year Treasury bond yield down below the 5.6% level. At the same time, the Federal Reserve (the Fed) refused to lower short-term rates; the Fed Funds rate remained at 5.5% throughout the period. As a result, a portion of the yield curve became "inverted." That is, shorter-maturity securities provided more yield than their longer counterparts. Taken from a historical perspective, these circumstances suggest that the economy is in a slower-growth mode.

INVESTMENT STRATEGY

Entering the period, we felt that inflation would pose no risk to the economy and that interest rates might retreat even further from then-moderate levels. Fortunately, we were correct on both counts.

--------------------------------------------------------------------------------

And while absolute yields were not particularly high, shareholders benefited from the fact that real returns (yield minus the rate of inflation) from both of our Funds were quite comfortable by historical standards.

As of June 30, 1998, the Money Market Portfolio's average weighted maturity was 71 days. We continue to maintain the portfolio's maturity at five to ten days longer than the average money market fund, a strategy that has served us well during the last year.

As of June 30, 1998, the Tax Free Portfolio maintained an average weighted maturity of 51 days, compared to 49 days at the end of December. The Portfolio continues to be managed to provide safety, convenience and federal tax-free income to investors.*

OUR OUTLOOK FOR THE NEXT SIX MONTHS

As always, our primary objectives continue to be liquidity and quality. We strive to remain liquid, so that our shareholders can invest and redeem their money as often as it suits their investment needs. And although there are some concerns that corporate profits may decline in the coming months, we will continue to invest only in the highest quality, tier 1 securities, and thereby minimize any default risk to the Fund.

With the economy slowing at the end of the second quarter, and Asia still a major concern, we don't expect any moves by the Fed for the next six months. We should continue to see stable, to possibly lower, short-term rates, with some degree of volatility.

---------------
* The Tax Free Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

** An investment in the Portfolios is neither insured nor guaranteed by the U.S.
   Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value (NAV) of $1.00 per share.

--------------------------------------------------------------------------------

                             Portfolio Composition*

Commercial Paper                                     Municipal Bonds
30                                                                69

                                       Short-
                                        Term       Certificates      U.S.         U.S.
                       iCommercial    Corporate         of        Government    Treasury     Repurchase
      Banknotes           Paper      Obligations     Deposit       Agencies    Obligations   Agreements
5.27                       45            17.6          24.4            6            1            0.6

*The composition of the Portfolios is subject to change. Percentages are based on total investments.

                                  PERFORMANCE

As of June 30, 1998, the 7-day and 30-day yields for the Portfolios were as follows:

                                                     7-DAY  30-DAY
                                                     YIELD  YIELD
                                                     -----  ------
Money Market Portfolio*............................  4.73%  4.72%
Tax Free Portfolio*................................  2.88%  2.89%

* For the current 7-day yield as of June 30, 1998, the Portfolio's service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.61% for the Money Market Portfolio and 2.56% for the Tax Free Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

  Investments in the Portfolios are neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS  --  7.0%
U.S. TREASURY  --  1.0%
  U.S. Treasury Bill...........................     AAA/Aaa**       5.05%      3/4/99   $ 5,000,000   $    4,827,458
  U.S. Treasury Bill...........................     AAA/Aaa**       5.10***   4/29/99     8,000,000        7,657,734
                                                                                                      --------------
                                                                                                          12,485,192
                                                                                                      --------------
AGENCY  --  6.0%
  Federal Farm Credit Bank.....................     AAA/Aaa**       5.46       7/1/98    30,000,000       30,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.60*    10/23/98     5,000,000        4,999,546
  Federal Home Loan Bank.......................     AAA/Aaa**       5.76       5/6/99     7,000,000        7,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.65      3/30/99    10,000,000       10,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.57*     3/26/99     5,000,000        4,998,348
  Federal Home Loan Bank.......................     AAA/Aaa**       5.76       4/8/99     6,000,000        6,000,000
  Federal Home Loan Bank.......................     AAA/Aaa**       5.71      3/23/99     9,000,000        9,000,000
  Student Loan Marketing Assoc.................     AAA/Aaa**       5.85     11/20/98     4,000,000        4,000,000
                                                                                                      --------------
                                                                                                          75,997,894
                                                                                                      --------------
Total U.S. Government and Agency Obligations
  (cost $88,483,086)...........................                                                           88,483,086
                                                                                                      --------------
BANK NOTES  --  5.1%
DOMESTIC  --  5.1%
  Comerica Bank N.A. Detroit...................      P-1/A-1        5.67*    10/21/98     8,000,000        7,999,043
  FCC National Bank............................      P-1/A-1+       5.70       1/7/99    13,800,000       13,797,935
  First National Bank of Chicago...............      P-1/A-1+       5.61*     7/30/98     9,600,000        9,599,631
  PNC Bank, NA.................................      P-1/A-1        5.74*      7/2/98     6,000,000        5,999,987
  PNC Bank, NA.................................      P-1/A-1        5.60*     9/23/98    12,000,000       11,998,133
  SunTrust Bank, Central Florida...............      P-1/A-1+       5.83      7/14/98     5,000,000        4,999,888
  Wachovia Bank of North Carolina..............      P-1/A-1+       5.81      10/8/98    10,000,000        9,999,094
                                                                                                      --------------
Total Bank Notes (cost $64,393,711)............                                                           64,393,711
                                                                                                      --------------
CERTIFICATES OF DEPOSIT  --  24.2%
DOMESTIC  --  3.0%
  Bankers Trust NY Corp........................      P-1/A-1        5.77       5/6/99     5,000,000        4,997,974
  Bankers Trust NY Corp........................      P-1/A-1        5.57*     5/14/99     6,000,000        5,995,754
  Bankers Trust NY Corp........................      P-1/A-1        6.00       7/7/98     5,000,000        5,000,055

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:

DOMESTIC, CONTINUED:
  Bankers Trust NY Corp........................      P-1/A-1        5.77%     5/21/99   $ 4,000,000   $    3,998,608
  Bankers Trust NY Corp........................      P-1/A-1        5.69       3/5/99     3,000,000        2,999,222
  Bankers Trust NY Corp........................      P-1/A-1        5.68       1/8/99    10,000,000        9,998,966
  Bankers Trust NY Corp........................      P-1/A-1        5.97      8/28/98     5,000,000        4,999,772
                                                                                                      --------------
                                                                                                          37,990,351
                                                                                                      --------------
YANKEE  --  21.2%
  Bank of Nova Scotia..........................      P-1/A-1+       5.80      4/29/99    15,000,000       14,994,061
  Barclays Bank, PLC...........................      P-1/A-1+       5.90     10/22/98     5,000,000        4,999,306
  Canadian Imperial Bank of Commerce...........      P-1/A-1+       5.58       9/4/98    20,000,000       19,999,969
  Credit Agricole Indosuez.....................      P-1/A-1+       5.65      2/18/99     5,000,000        5,000,000
  Credit Agricole Indosuez.....................      P-1/A-1+       5.75      5/19/99     7,000,000        6,994,385
  Credit Suisse First Boston...................      P-1/A-1+       5.65*     10/5/98    20,000,000       19,999,999
  Deutsche Bank AG.............................      P-1/A-1+       5.64      3/22/99     5,000,000        4,999,099
  National Australia Bank Ltd..................      P-1/A-1+       5.85      10/5/98     7,000,000        6,999,995
  National Bank of Canada......................      P-1/A-1        5.87      8/10/98     5,000,000        5,000,053
  National Bank of Canada......................      P-1/A-1        5.70       3/5/99    11,000,000       10,997,872
  National Bank of Canada......................      P-1/A-1        5.92     11/19/98     4,800,000        4,800,160
  National Bank of Canada......................      P-1/A-1        5.92     11/20/98     3,000,000        3,000,419
  National Bank of Canada......................      P-1/A-1        5.76       6/9/99    10,000,000        9,996,401
  National Bank of Canada......................      P-1/A-1        5.76      6/10/99     6,000,000        5,997,783
  National Westminster Bank PLC................      P-1/A-1+       5.79      7/30/98    12,000,000       11,999,909
  Rabobank Nederland...........................      P-1/A-1+       5.75      5/14/99    10,000,000        9,995,842
  Royal Bank of Canada.........................      P-1/A-1+       5.70      6/23/99     8,000,000        7,998,091
  Royal Bank of Canada.........................      P-1/A-1+       5.80      10/1/98     7,000,000        6,999,156
  Skandinaviska Enskilda Banken................      P-1/A-1        5.64      7/29/98    15,000,000       15,000,115
  Skandinaviska Enskilda Banken................      P-1/A-1        5.61       7/2/98    15,000,000       15,000,004
  Skandinaviska Enskilda Banken................      P-1/A-1        5.66      12/3/98    15,000,000       15,000,628
  Societe Generale.............................      P-1/A-1+       5.89      7/24/98    10,000,000       10,000,218
  Societe Generale.............................      P-1/A-1+       5.82      10/7/98     4,000,000        3,999,692
  Societe Generale.............................      P-1/A-1+       5.85     12/17/98     4,000,000        3,998,406
  Societe Generale.............................      P-1/A-1+       5.77      4/19/99     5,000,000        4,998,660
  Societe Generale.............................      P-/1A-1+       5.58      2/10/99     5,000,000        4,999,411
  Societe Generale.............................      P-1/A-1+       5.97      9/15/98     6,000,000        5,999,924
  Societe Generale.............................      P-1/A-1+       5.58*      6/1/99     4,000,000        3,997,151
  Societe Generale.............................      P-1/A-1+       5.77      10/9/98     2,000,000        1,999,843

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:

YANKEE, CONTINUED:
  Societe Generale.............................      P-1/A-1+       5.75%      4/6/99   $ 4,000,000   $    3,998,975
  Societe Generale.............................      P-1/A-1+       5.76       8/4/98     6,000,000        5,999,732
  Svenska Handelsbanken........................      P-1/A-1        5.54      2/23/99     4,000,000        3,998,462
  Swiss Bank...................................      P-1/A-1+       5.85      7/17/98     5,000,000        4,999,874
  Swiss Bank...................................      P-1/A-1+       5.88     11/20/98     4,000,000        3,999,553
                                                                                                      --------------
                                                                                                         268,763,148
                                                                                                      --------------
Total Certificates of Deposit (cost
  $306,753,499)................................                                                          306,753,499
                                                                                                      --------------
COMMERCIAL PAPER  --  44.9%
ASSET BACKED  --  11.0%
  Atlantis One Funding Corp....................      P-1/A-1+       5.53       9/8/98    10,000,000        9,894,008
  Atlantis One Funding Corp....................      P-1/A-1+       5.45      8/28/98     8,750,000        8,673,170
  Atlantis One Funding Corp....................      P-1/A-1+       5.52       8/4/98     8,000,000        7,958,293
  Delaware Funding Corp. (b)...................      P-1/A-1+       5.52       7/6/98     7,522,000        7,516,233
  Enterprise Funding Corp......................      P-1/A-1+       5.52      8/14/98     6,198,000        6,156,184
  Enterprise Funding Corp......................      P-1/A-1+       5.54      7/23/98    10,000,000        9,966,144
  New Center Asset Trust.......................      P-1/A-1+       6.50       7/1/98    37,000,000       37,000,001
  Preferred Receivables Funding Corp...........      P-1/A-1        5.55      7/24/98    10,000,000        9,964,542
  Preferred Receivables Funding Corp...........      P-1/A-1        5.55       7/1/98    14,015,000       14,015,000
  Triple A One Funding.........................      P-1/A-1        5.56      7/23/98    20,000,000       19,932,044
  Triple A One Funding.........................      P-1/A-1        5.58      7/20/98    10,000,000        9,970,550
                                                                                                      --------------
                                                                                                         141,046,169
                                                                                                      --------------
AUTO-TRUCK  --  2.8%
  Ford Motor Credit Corp.......................      P-1/A-1        5.52       7/1/98    25,000,000       25,000,000
  Ford Motor Credit Corp.......................      P-1/A-1        5.53       7/2/98    10,000,000        9,998,464
                                                                                                      --------------
                                                                                                          34,998,464
                                                                                                      --------------
BANKING  --  14.9%
  Bankers Trust Corp...........................      P-1/A-1        5.51      3/16/99     6,000,000        5,763,178
  Banque et Caisse d'Epargne de L'Etat.........      P-1/A-1+       5.52       7/7/98     8,000,000        7,992,640
  BBL North America, Inc.......................      P-1/A-1+       5.52      7/15/98     7,000,000        6,984,973
  BBL North America, Inc.......................      P-1/A-1+       5.55      7/10/98    22,000,000       21,969,475
  BBV Financial (Delaware) Inc.................      P-1/A-1+       5.50       7/6/98    10,000,000        9,992,361
  BHF Finance (Delaware) Inc...................      P-1/A-2        5.50       7/6/98    19,300,000       19,285,257

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:

BANKING, CONTINUED:
  BHF Finance (Delaware) Inc...................      P-1/A-2        5.53%     7/16/98   $10,000,000   $    9,976,958
  Cregem N.A. Inc..............................      P-1/A-1+       5.50       8/7/98    10,000,000        9,943,472
  Cregem N.A. Inc..............................      P-1/A-1+       5.50       7/8/98    10,000,000        9,989,306
  Den Danske Corp..............................      P-1/A-1        5.52      8/11/98    17,000,000       16,893,127
  Generale Bank Inc............................      P-1/A-1        5.51      9/21/98    10,000,000        9,874,494
  KFW International Finance Inc................      P-1/A-1+       5.53      7/17/98    35,000,000       34,913,978
  Nordbanken N.A., Inc.........................      P-1/A-1        5.39      8/12/98     5,000,000        4,968,558
  Nordbanken N.A., Inc.........................      P-1/A-1        5.52       7/8/98    15,000,000       14,983,900
  Unifunding...................................      P-1/A-1        5.51       9/4/98     6,000,000        5,940,308
                                                                                                      --------------
                                                                                                         189,471,985
                                                                                                      --------------
BROKER-DEALER  --  3.8%
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.54     11/16/98    10,000,000        9,787,633
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.60      7/13/98    28,000,000       27,947,734
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.38     11/13/98    10,000,000        9,798,250
                                                                                                      --------------
                                                                                                          47,533,617
                                                                                                      --------------
DRUGS & HEALTHCARE  --  1.6%
  Novartis Finance Corp. (b)...................      P-1/A-1+       5.51      8/14/98    20,000,000       19,865,311
                                                                                                      --------------
ELECTRONICS  --  1.3%
  Emerson Electric Co..........................      P-1/A-1+       5.50      7/17/98    16,000,000       15,960,889
                                                                                                      --------------
FINANCE-AIRCRAFT  --  1.2%
  International Lease Financing................      P-1/A-1+       5.48      11/5/98    15,000,000       14,710,017
                                                                                                      --------------
FINANCE-CONDUIT  --  2.4%
  MetLife Funding, Inc.........................      P-1/A-1+       5.55      7/22/98    10,129,000       10,096,207
  Svenska Handelsbanken Inc....................      P-1/A-1        5.51      7/27/98    20,000,000       19,920,411
                                                                                                      --------------
                                                                                                          30,016,618
                                                                                                      --------------
FINANCE-SUBSIDIARY -- 1.9%
  Deutsche Bank Financial Inc..................      P-1/A-1+       5.52      7/10/98    10,000,000        9,986,201
  National Australia Funding (Delaware) Inc....      P-1/A-1+       5.54       7/6/98     4,000,000        3,996,922
  National Australia Funding (Delaware) Inc....      P-1/A-1+       5.32     11/10/98    10,000,000        9,804,933
                                                                                                      --------------
                                                                                                          23,788,056
                                                                                                      --------------
MACHINERY -- 1.6%
  Caterpillar Financial Services...............      P-1/A-1        5.72       7/6/98    20,025,000       20,009,091
                                                                                                      --------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
TELECOMMUNICATIONS -- 2.4%
  BellSouth Capital Funding Corp. (b)..........      P-1/A-1+       5.56%     7/16/98   $10,973,000   $   10,947,579
  SBC Communications Inc. (b)..................      P-1/A-1+       5.50       7/9/98    20,000,000       19,975,556
                                                                                                      --------------
                                                                                                          30,923,135
                                                                                                      --------------
Total Commercial Paper (cost $568,323,352).....                                                          568,323,352
                                                                                                      --------------
SHORT-TERM CORPORATE OBLIGATIONS -- 17.5%
BANKING -- 0.8%
  Bankers Trust NY Corp........................      P-1/A-1        5.68*     2/19/99     9,800,000        9,799,374
                                                                                                      --------------
BROKER-DEALER -- 10.6%
  Bear Stearns Companies, Inc..................      P-1/A-1        5.80      4/26/99    10,000,000       10,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.73*      4/7/99    10,000,000       10,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.80      6/14/99     6,000,000        6,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.53*      8/5/98     7,000,000        7,000,000
  Bear Stearns Companies, Inc..................      P-1/A-1        5.55*      7/8/98     8,000,000        8,000,000
  C.S. First Boston, Inc.......................      P-1/A-1+       5.71*      4/5/99    25,000,000       25,000,000
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.72*     2/12/99    10,000,000       10,000,000
  Lehman Brothers Holdings, Inc................      P-2/A-1        5.72*     3/26/99     4,000,000        4,000,000
  Merrill Lynch & Co., Inc.....................      P-1/A-1+       5.60*     2/18/99     5,000,000        5,000,000
  Merrill Lynch & Co., Inc.....................      P-1/A-1+       5.57*     12/8/98     4,000,000        4,000,000
  Merrill Lynch & Co., Inc.....................      P-1/A-1+       5.96      10/9/98     8,000,000        8,000,000
  Morgan Stanley Group, Inc....................      P-1/A-1        5.85*     1/20/99    17,000,000       17,000,000
  Morgan Stanley Group, Inc....................      P-1/A-1        5.63       3/1/99    10,900,000       10,901,487
  Morgan Stanley/Dean Witter Discover..........      P-1/A-1        5.62*      2/5/99    10,000,000       10,000,000
                                                                                                      --------------
                                                                                                         134,901,487
                                                                                                      --------------
COMPUTER -- 1.6%
  IBM Credit Corp..............................      P-1/A-1        5.54*    10/23/98    10,000,000        9,997,882
  IBM Credit Corp..............................      P-1/A-1        5.73*    11/10/98    10,000,000       10,000,000
                                                                                                      --------------
                                                                                                          19,997,882
                                                                                                      --------------
FINANCE-DIVERSIFIED -- 0.9%
  Associates Corp. of North America............      P-1/A-1+       6.50       9/9/98    11,430,000       11,446,534
                                                                                                      --------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                   MOODY'S/S&P              MATURITY     PRINCIPAL         COST
                                                     RATINGS        RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
SHORT-TERM CORPORATE OBLIGATIONS, CONTINUED:
INSURANCE -- 1.7%
  Prudential Funding Corp......................      P-1/A-1        5.65%*    3/31/99   $10,000,000   $   10,000,000
  Prudential Funding Corp......................      P-1/A-1        5.59*      3/5/99     6,000,000        6,000,000
  Prudential Funding Corp......................      P-1/A-1        5.76*     3/19/99     5,000,000        5,000,000
                                                                                                      --------------
                                                                                                          21,000,000
                                                                                                      --------------
MISCELLANEOUS -- 1.9%
  Beta Finance Inc.............................      P-1/A-1+       5.56      2/16/99     5,000,000        5,000,000
  Beta Finance Inc.............................      P-1/A-1+       5.70      3/10/99     4,000,000        4,000,000
  Beta Finance Inc.............................      P-1/A-1+       5.77      1/15/99    15,000,000       15,000,000
                                                                                                      --------------
                                                                                                          24,000,000
                                                                                                      --------------
Total Short-Term Corporate Obligations (cost
  $221,145,277)................................                                                          221,145,277
                                                                                                      --------------
REPURCHASE AGREEMENTS -- 0.6%
  HSBC Repo, dated 6/30/98 (Collateralized by
    $7,068,000 U.S. Treasury Notes, 7.25%, due
    8/15/04, fair value -- $7,863,150).........                     5.70       7/1/98     7,708,000        7,708,000
                                                                                                      --------------
Total Repurchase Agreements (cost
  $7,708,000)..................................                                                            7,708,000
                                                                                                      --------------
Total Investments (cost $1,256,806,925)
  (a) -- 99.3%.................................                                                        1,256,806,925
Other assets in excess of liabilities 0.7%.....                                                            8,578,639
                                                                                                      --------------
Total Net Assets -- 100.0%.....................                                                       $1,265,385,564
                                                                                                      ==============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.
* Floating or adjustable rate security. The coupon rate shown on floating or adjustable rate securities represents the rate at June 30, 1998.
**  Implied Long Term Rating.
*** Yield effective at purchase.
PLC = Public Limited Company

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $1,249,098,925
  Repurchase agreements, at amortized cost..................       7,708,000
                                                              --------------
  Total Investments.........................................   1,256,806,925
  Cash......................................................             224
  Interest receivable.......................................      11,691,319
  Prepaid expenses and other assets.........................          47,442
                                                              --------------
Total assets................................................   1,268,545,910
                                                              --------------
LIABILITIES
  Dividends payable.........................................       2,188,927
  Accrued expenses and other payables:
    Advisory fees...........................................         107,355
    Administration fees.....................................         107,355
    Distribution fees.......................................         644,138
    Accounting fees.........................................           4,890
    Director's fees.........................................           8,706
    Custodian fees..........................................          27,566
    Registration Fees.......................................          12,613
    Audit fees..............................................           5,654
    Other...................................................          53,142
                                                              --------------
Total liabilities...........................................       3,160,346
                                                              --------------
NET ASSETS..................................................  $1,265,385,564
                                                              ==============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   1,266,326,672
                                                              ==============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................           $1.00
                                                                        ----
                                                                        ----
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $    1,266,327
  Additional paid-in capital................................   1,265,091,776
  Accumulated net realized losses...........................        (972,539)
                                                              --------------
Net Assets, June 30, 1998...................................  $1,265,385,564
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $36,320,599
Expenses
  Advisory fees.............................................  $  639,873
  Administration fees.......................................     639,873
  Special management services fees..........................     639,873
  Distribution fees.........................................   3,839,281
  Accounting fees...........................................      28,397
  Transfer agent fees and expenses..........................     353,923
  Directors' fees...........................................      32,549
  Registration fees.........................................     281,721
  Custodian fees and expenses...............................      72,082
  Printing fees.............................................      56,543
  Legal fees................................................      40,841
  Audit fees................................................      10,366
  Other expenses............................................       5,673
                                                              ----------
    Total expenses before fee waivers and expense
     reimbursements.........................................   6,640,995
    Less: Fee waivers and expense reimbursements............    (694,982)
                                                              ----------
Total Expenses..............................................                 5,946,013
                                                                           -----------
Net Investment Income.......................................                30,374,586
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                     6,669
                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $30,381,255
                                                                           ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                   Ended             Year Ended
                                                                  June 30,          December 31,
                                                                    1998                1997
                                                              ----------------     ---------------
                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $    30,374,586      $    50,905,104
  Net realized gains (losses) on investment transactions....            6,669               (3,332)
                                                              ---------------      ---------------
    Net increase in net assets resulting from operations....       30,381,255           50,901,772
                                                              ---------------      ---------------
Dividends to shareholders from net investment income........      (30,380,209)         (50,905,104)
                                                              ---------------      ---------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................    3,718,235,791        6,437,748,169
  Dividends reinvestment....................................       29,437,557           48,756,978
  Cost of shares redeemed...................................   (3,633,300,698)      (6,342,754,703)
                                                              ---------------      ---------------
    Net increase in net assets from Capital share
      transactions..........................................      114,372,650          143,750,444
                                                              ---------------      ---------------
Total Increase in Net Assets................................      114,373,696          143,747,112
NET ASSETS
  Beginning of period.......................................    1,151,011,868        1,007,264,756
                                                              ---------------      ---------------
  End of period.............................................  $ 1,265,385,564      $ 1,151,011,868
                                                              ===============      ===============
SHARE TRANSACTIONS:
  Issued....................................................    3,718,235,791        6,437,748,169
  Reinvested................................................       29,437,557           48,756,978
  Redeemed..................................................   (3,633,300,698)      (6,342,754,703)
                                                              ---------------      ---------------
  Change in shares..........................................      114,372,650          143,750,444
                                                              ===============      ===============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER -- 32.0%
ALABAMA -- 3.0%
  Jacksonville Electric Authority.................      P-1/A-1+       3.75%   9/15/98    $  800,000   $    800,000
  West Orange Memorial Hospital...................      VMIG1/NR       3.60    7/13/98     1,900,000      1,900,000
  West Orange Memorial Hospital...................      VMIG1/NR       3.50    7/21/98       550,000        550,000
                                                                                                       ------------
                                                                                                          3,250,000
                                                                                                       ------------
CALIFORNIA -- 0.5%
  Riverside County Teeter Obligations.............      P-1/A-1+       3.75    7/29/98       500,000        500,000
                                                                                                       ------------
FLORIDA -- 4.0%
  Florida Local Government Finance................       P-1/A         3.50     8/7/98       800,000        800,000
  Pinellas Health & Education.....................     VMIG1/A-1+      3.70    8/13/98     1,000,000      1,000,000
  Plaquemenes Port Authority PCR (Tampa
    Electric).....................................      P-1/A-1        3.50    7/28/98     1,000,000      1,000,000
  Sunshine State Local Government.................      VMIG1/NR       3.70    9/11/98     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          4,300,000
                                                                                                       ------------
ILLINOIS -- 0.5%
  Illinois Development Finance Authority Revenue
    PCR...........................................     VMIG1/A-1       3.55    11/5/98       500,000        500,000
                                                                                                       ------------
INDIANA -- 2.0%
  Beaver County PCR (Duquesne Light Co.)..........     VMIG1/A-1+      3.75     9/9/98       970,000        970,000
  City of Indianapolis (Indiana Gas Utility
    System).......................................      P-1/A-1        3.55     8/6/98       700,000        700,000
  Hoosier City of Sullivan National Rural
    Utilities.....................................      P-1/A-1+       3.55    10/13/98      500,000        500,000
                                                                                                       ------------
                                                                                                          2,170,000
                                                                                                       ------------
KANSAS -- 0.6%
  Burlington PCR (Kansas City Power & Light)......      P-1/A-1+       3.65     8/7/98       600,000        600,000
                                                                                                       ------------
KENTUCKY -- 0.9%
  Trimble County KY PCR (Louisville G&E)..........     VMIG1/A-1+      3.55    9/17/98     1,000,000      1,000,000
                                                                                                       ------------
MARYLAND -- 0.9%
  Montgomery County MD Consolidated...............      P-1/A-1+       3.65    7/14/98     1,000,000      1,000,000
                                                                                                       ------------
MINNESOTA -- 0.9%
  Rochester Health Care Facility Revenue Bonds
    (Mayo Foundation/Mayo Medical Center
    Project)......................................      NR/A-1+        3.70    8/21/98     1,000,000      1,000,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
MISSOURI -- 1.4%
  Missouri Health & Education (SSM Health)........      MIG1/NR        3.75%   8/17/98    $1,500,000   $  1,500,000
                                                                                                       ------------
NEVADA -- 1.1%
  Las Vegas Valley Water District.................      P-1/A-1+       3.65    8/10/98       500,000        500,000
  Las Vegas Valley Water District.................      P-1/A-1+       3.50    8/14/98       700,000        700,000
                                                                                                       ------------
                                                                                                          1,200,000
                                                                                                       ------------
NEW YORK -- 4.6%
  New York City...................................     VMIG1/A-1       3.80    7/20/98     1,000,000      1,000,000
  New York City...................................     VMIG1/A-1       3.55    7/24/98       700,000        700,000
  New York City Municipal Water...................      P-1/A-1+       3.65    7/15/98     1,000,000      1,000,000
  Authority New York State Power Authority........      P-1/A-1        3.65    10/9/98     1,300,000      1,300,000
  New York State Power Authority..................      P-1/A-1        3.65    10/13/98    1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          5,000,000
                                                                                                       ------------
OHIO -- 0.9%
  Ohio Water Revenue Authority PCR (Cleveland
    Electric Illuminating)........................     VMIG1/A-1+      3.80    7/23/98     1,000,000      1,000,000
                                                                                                       ------------
TENNESSEE -- 2.4%
Health & Education Board of Metropolitan
  Government, Nashville (Vanderbuilt
  University).....................................     VMIG1/A-1+      3.70    7/24/98       500,000        500,000
  Shelby County, Tennessee........................      P-1/A-1+       3.70    10/7/98     1,000,000      1,000,000
  Tennessee School Bond Authority.................      P-1/A-1+       3.70    7/17/98     1,100,000      1,100,000
                                                                                                       ------------
                                                                                                          2,600,000
                                                                                                       ------------
TEXAS -- 3.3%
  City of Houston.................................      P-1/A-1+       3.50    7/16/98     1,500,000      1,500,000
  City of Houston.................................      P-1/A-1+       3.50    8/17/98     1,000,000      1,000,000
  Houston Water & Sewer...........................      P-1/A-1        3.70    10/8/98       500,000        500,000
  University of Texas Board of Regents............      P-1/A-1+       3.75    9/10/98       500,000        500,000
                                                                                                       ------------
                                                                                                          3,500,000
                                                                                                       ------------
UTAH -- 1.2%
  State of Utah Highway Commercial Paper Notes....      P-1/A-1+       3.60    9/30/98     1,300,000      1,300,000
                                                                                                       ------------

                                  Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
VIRGINIA -- 3.3%
  State of Virginia...............................      P-1/A-1+       3.70%   8/28/98    $1,000,000   $  1,000,000
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power).....................     VMIG1/A-1       3.60    8/12/98     1,000,000      1,000,000
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power).....................     VMIG1/A-1       3.60    8/20/98       500,000        500,000
  Town of Louisa Industrial Development Authority
    (Virginia Electric Power).....................     VMIG1/A-1       3.65    8/26/98     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          3,500,000
                                                                                                       ------------
WYOMING -- 0.5%
  Lincoln County, Wyoming PCR (Pacificorp)........     VMIG1/A-1+      3.70    8/18/98       500,000        500,000
                                                                                                       ------------
Total Commercial Paper (cost $34,420,000).........                                                       34,420,000
                                                                                                       ------------
MUNICIPAL BONDS -- 72.9%
ARIZONA -- 3.9%
  Phoenix Industrial Development Authority
    Multi-Family Housing (Southwest Villages).....      NR/A-1+        3.35*   12/1/06     2,200,000      2,200,000
  Pima County Industrial Development Authority
    Revenue (Tucson Electric Light & Power
    Improvements).................................     VMIG1/A-1+      3.55*   12/1/22     1,500,000      1,500,000
  Scottsdale Industrial Development Authority
    Hospital Revenue, Series A (Memorial
    Hospital).....................................       NR/NR         7.05     9/1/18       500,000        503,490
                                                                                                       ------------
                                                                                                          4,203,490
                                                                                                       ------------
ARKANSAS -- 0.5%
  University of Arkansas Revenue (Athletic
    Facilities Fayetteville)......................       A1/NR         4.50    9/15/98       500,000        500,500
                                                                                                       ------------
CALIFORNIA -- 2.8%
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series D-2..............      VMIG1/NR       4.00*    7/1/98       500,000        500,000
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series D-2..............      VMIG1/NR       3.65*    7/1/99       500,000        500,000

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:

CALIFORNIA, CONTINUED:
  California Higher Education Loan Authority,
    Student Loan Revenue..........................      VMIG1/NR       3.80%*   5/1/99    $  500,000   $    500,000
  California School Cash Reserve Program
    Authority, Revenue Bonds......................     MIG1/SP1+       4.50     7/2/99     1,000,000      1,007,320
  Santa Cruz County Board of Education, Tax &
    Revenue Anticipation Notes....................      NR/SP1+        4.00    6/30/99       510,000        511,561
                                                                                                       ------------
                                                                                                          3,018,881
                                                                                                       ------------
COLORADO -- 1.8%
  Northglenn Industrial Development Revenue
    (Castle Gardens Retirement Center)............      VMIG/NR        3.50*    1/1/09     1,900,000      1,900,000
                                                                                                       ------------
DISTRICT OF COLUMBIA -- 0.5%
  District of Columbia, Tax and Revenue
    Anticipation Notes, Series B..................     MIG1/SP1+       4.50    9/30/98       500,000        500,755
                                                                                                       ------------
FLORIDA -- 3.6%
  Dade County Health Facilities Authority Hospital
    Revenue (Miami Children's Hospital Project)...      NR/A-1+        3.40*    9/1/25     2,100,000      2,100,000
  Indian Trace Community Development District,
    Series A (Basin 1 Water Management)...........     VMIG1/A-1+      3.40*   11/1/99     1,800,000      1,800,000
                                                                                                       ------------
                                                                                                          3,900,000
                                                                                                       ------------
GEORGIA -- 3.8%
  Burke County Georgia Development Authority PCR,
    Series A......................................     VMIG1/A-1+      3.40*    1/1/19     1,800,000      1,800,000
  De Kalb Private Hospital Authority Revenue
    Anticipation Bonds (Eagleston Childrens Health
    Center).......................................     VMIG1/A-1+      3.45*   12/1/17     1,800,000      1,800,000
  Gwinett County Housing Authority, Multi-Family
    Housing (Post Court)..........................      NR/A-1+        3.60*    6/1/25       500,000        500,000
                                                                                                       ------------
                                                                                                          4,100,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
ILLINOIS -- 7.8%
  Illinois Educational Facilities Authority
    Revenue (Field Museum of Natural History).....     VMIG1/A-1+      3.65%   1/28/99    $1,000,000   $  1,000,000
  Illinois Educational Facilities Authority
    Revenue, Series Cp-1 (DePaul University),
    Series Cp-1...................................     VMIG1/A-1+      3.50*    4/1/26     1,900,000      1,900,000
  Illinois Health Facilities Authority Revenue
    (Elmhurst Memorial Health System).............      VMIG1/NR       3.85*    1/1/28       200,000        200,000
  Illinois Health Facilities Authority Revenue
    (Evanston Northwestern Corp.).................      VMIG1/NR       3.70*    6/1/99       500,000        500,000
  Illinois Health Facilities Authority Revenue,
    Series B (Advocate Health Care)...............     VMIG1/A-1+      3.55*   8/15/22     2,060,000      2,060,001
  Illinois Health Facilities Authority Revenue,
    Series B (Elmhurst Memorial Hospital
    Project)......................................      VMIG1/NR       3.85*    1/1/20       800,000        800,000
  Illinois Health Facilities Authority Revenue
    (Evanston Hospital Corp. Project).............      VMIG1/NR       3.70     3/1/99     1,000,000      1,000,000
  Illinois State Toll Highway Authority, Toll
    Highway Priority Refunding Revenue, Series
    B.............................................     VMIG1/A-1+      3.40*    1/1/10     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          8,460,001
                                                                                                       ------------
INDIANA -- 0.8%
  Indianapolis Local Public Improvements, Series
    H.............................................       NR/SP1        4.25*    7/9/98       900,000        900,087
                                                                                                       ------------
IOWA -- 2.8%
  Iowa Finance Authority Small Business
    Development Revenue, Series B, Multi-Family
    Housing (Village Court Assoc.)................      VMIG1/NR       3.50*   11/1/15     3,000,000      3,000,000
                                                                                                       ------------
MASSACHUSETTS -- 1.9%
  Massachusetts Municipal Wholesale Electrical
    Corp., Power Supply System Revenue, Series
    C.............................................     VMIG1/A-1+      3.35*    7/1/19     1,000,000      1,000,000
  Mohawk Trail Regional School District, Bond
    Anticipation Notes, GO........................       NR/NR         4.10    11/2/98     1,000,000      1,000,659
                                                                                                       ------------
                                                                                                          2,000,659
                                                                                                       ------------


                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
MICHIGAN -- 1.9%
  Michigan State Hospital Finance Authority
    Revenue, Series A (St. Mary Hospital of
    Livonia Project)..............................     VMIG1/A-1       3.50%*   7/1/17    $2,000,000   $  2,000,000
                                                                                                       ------------
MISSISSIPPI -- 1.1%
  Harrison County PCR (E.I. Dupont De Nemours)....      P-1/A-1+       3.80*    9/1/10       700,000        700,000
  State Health & Educational Facilities Authority
    School District Advance Funding Program
    (Mehlville School District)...................      NR/SP1+        4.50    9/14/98       500,000        500,413
                                                                                                       ------------
                                                                                                          1,200,413
                                                                                                       ------------
MISSOURI -- 0.5%
  Missouri State Environmental Improvement &
    Energy Resolution Authority, PCR (Union
    Electric Co.).................................      P-1/A-1+       3.75*    6/1/99       500,000        500,000
                                                                                                       ------------
NEVADA -- 2.1%
Clark County Airport Improvement Revenue, Series
  A...............................................     VMIG1/A-1+      3.40*    7/1/25     2,300,000      2,300,000
                                                                                                       ------------
NEW HAMPSHIRE -- 1.9%
  State Housing Finance Authority Multi-Family
    Revenues (EQR Bond Partnership)...............      VMIG1/NR       3.60*   9/15/26     1,400,000      1,400,000
  Stratford County Transportation Revenue, Bond
    Anticipation Notes............................       NR/NR         4.30    4/15/99       594,516        595,896
                                                                                                       ------------
                                                                                                          1,995,896
                                                                                                       ------------
NEW JERSEY -- 1.9%
  New Jersey Transportation Funding Authority
    Revenue, Series A.............................       NR/NR         5.00    12/15/98      500,000        503,133
  New Jersey Transportation Funding Authority
    Revenue, Series A.............................       NR/NR         4.50    6/15/99       500,000        503,903
  South Plainfield Bond Anticipation Notes, GO....       NR/NR         4.25    7/22/98     1,000,000      1,000,128
                                                                                                       ------------
                                                                                                          2,007,164
                                                                                                       ------------
NEW MEXICO -- 2.6%
  New Mexico, Tax & Revenue Anticipation Notes....     MIG1/SP1+       4.25    6/30/99       500,000        503,120
  University of New Mexico, University Revenue....     VMIG1/A-1+      3.40*    6/1/06     2,300,000      2,300,000
                                                                                                       ------------
                                                                                                          2,803,120
                                                                                                       ------------


                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
NEW YORK -- 7.4%
  Local Government Assistance Corp. Revenue,
    Series A......................................     VMIG1/A-1+      3.20%*   4/1/22    $1,400,000   $  1,400,000
  Municipal Assistance Corporation for New York
    City, Revenue Bond............................     VMIG1/A-1+      3.20*    7/1/08       500,000        500,000
  New York City Cultural Research Revenue
    (American Museum of Natural History)..........     VMIG1/A-1+      3.25*    4/1/21     2,000,000      2,000,000
  New York NY Public Improvements, Series B, GO...     VMIG1/A-1+      4.10*   10/1/22       600,000        600,000
  New York NY Public Improvements, Subseries
    B-3...........................................     VMIG1/A-1+      4.10*   8/15/17       200,000        200,000
  New York State, GO..............................       NR/NR         7.80    11/15/98    1,000,000      1,014,535
  Suffolk County Water Authority Anticipation
    Revenue Notes.................................      MIG1/NR        3.35*   11/1/02     1,400,000      1,400,000
  Triborough Bridge and Tunnel Authority Special
    Obligation....................................     VMIG1/A-1+      3.20*    1/1/24     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          8,114,535
                                                                                                       ------------
NORTH CAROLINA -- 7.4%
  North Carolina Educational Facilities, Finance
    Agency Revenue, Series B (Duke University)....     VMIG1/A-1+      3.45*   12/1/21     1,700,000      1,700,000
  North Carolina Medical Care Revenue (Carol Woods
    Project)......................................      VMIG1/NR       4.10*    4/1/21     2,500,000      2,500,000
  Union, North Carolina PCR, Square D, Revenue
    Bonds.........................................      VMIG1/NR       3.50*    3/1/03     2,400,000      2,400,000
  University of North Carolina Chapel Hill
    Foundation (Certification of Participation)...      VMIG1/NR       3.65*   10/1/09     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          8,100,000
                                                                                                       ------------
NORTH DAKOTA -- 0.6%
  Grand Forks Health Care Facilities Revenue,
    Series A (United Hospital Obligation Group)...      VMIG1/NR       3.80*   12/1/25       400,000        400,000
  Grand Forks Hospital Facilities Revenue (United
    Hospital Obligation Group)....................      VMIG1/NR       3.80*   12/1/16       200,000        200,000
                                                                                                       ------------
                                                                                                            600,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
OKLAHOMA -- 0.9%
  Tulsa Parking Authority Revenue First Mortgage,
    Series A (Williams Center Project)............      VMIG1/NR       3.80%*  11/15/98   $  945,000   $    945,000
                                                                                                       ------------
OREGON -- 0.5%
  Multnomah County OR School District, Tax &
    Revenue Anticipation Notes....................     MIG1/SP1+       4.25    6/30/99       500,000        502,875
                                                                                                       ------------
PENNSYLVANIA -- 5.8%
  Allegheny County Hospital Development Authority
    Revenue, Series B (Childrens Hospital
    Pittsburgh)...................................     VMIG1/A-1       3.45*   12/1/15       700,000        700,000
  Delaware Valley Regulatory Financing Authority
    Local Government Revenue......................     VMIG1/A-1+      3.45*    8/1/16     1,000,000      1,000,000
  Delaware Valley Regulatory Financing Authority
    Local Government Revenue, Series A............     VMIG1/A-1+      3.45*   12/1/19     2,000,000      2,000,000
  North Umberland Industrial Development Authority
    Revenue (Merck Project).......................      NR/A-1+        3.75*   10/1/22     2,000,000      2,000,000
  Philadelphia, Tax & Revenue Anticipation
    Notes.........................................     MIG1/SP1+       4.25    6/30/99       500,000        502,955
                                                                                                       ------------
                                                                                                          6,202,955
                                                                                                       ------------
PUERTO RICO -- 0.9%
  Aqueduct and Sewer Authority Revenue............       NR/NR         4.40     7/1/98       490,000        490,000
  Puerto Rico Commonwealth Tax and Revenue
    Anticipation Notes, Series A..................     VMG1/SP1+       4.50    7/30/98       500,000        500,292
                                                                                                       ------------
                                                                                                            990,292
                                                                                                       ------------
TEXAS -- 1.3%
  Denton Independant School District, GO..........       NR/NR         3.90    8/15/21       500,000        500,000
  Nueces River Authority Pollution Revenue
    (Reynolds Metals Co. Project).................       P-1/NR        4.10*   12/1/99       300,000        300,000
  Tom Green County Health Facilities Development
    Corp., Health Facilities Revenue (Universal
    Health Services)..............................      NR/A-1+        3.50*   12/1/15       600,000        600,000
                                                                                                       ------------
                                                                                                          1,400,000
                                                                                                       ------------

                                                                       Continued

                                                                                                        AMORTIZED
                                                      MOODY'S/S&P              MATURITY   PRINCIPAL        COST
                                                        RATINGS        RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
MUNICIPAL BONDS, CONTINUED:
UTAH -- 0.9%
  Salt Lake County Tax & Revenue Anticipation
    Notes, GO.....................................       NR/NR         4.00%   12/31/98   $1,000,000   $  1,002,040
                                                                                                       ------------
WASHINGTON -- 2.1%
  Washington State, Series 96B, GO................     VMIG1/A-1+      3.45*    6/1/20     2,000,000      2,000,000
  Washington State Health Revenue (Fred
    Hutchinson)...................................      VMIG1/NR       3.75*    1/1/18       300,000        300,000
                                                                                                       ------------
                                                                                                          2,300,000
                                                                                                       ------------
WISCONSIN -- 2.3%
  Milwaukee County, GO............................       NR/NR         5.60    12/1/98       750,000        755,661
  Racine School District Tax and Revenue
    Anticipation Notes............................      NR/SP1+        4.25    8/24/98     1,200,000      1,200,586
  Wisconsin State, Operating Notes................     MIG1/SP1+       4.50    6/15/99       500,000        504,435
                                                                                                       ------------
                                                                                                          2,460,682
                                                                                                       ------------
WYOMING -- 0.6%
Lincoln County PCR, Series B (Exxon Project)......      P1/A-1+        4.00*   11/1/14       600,000        600,000
                                                                                                       ------------
Total Municipal Bonds (cost $78,509,345)..........                                                       78,509,345
                                                                                                       ------------
Total Investments
  (cost $112,929,345)(a) - 104.9%.................                                                      112,929,345
Liabilities in excess of other assets - (4.9%)....                                                       (5,301,399)
                                                                                                       ------------
Total Net Assets -- 100.0%........................                                                     $107,627,946
                                                                                                       ============

---------------
(a) Cost for federal income tax and financial reporting purposes are the same.
* Floating or adjustable rate security. The coupon rate shown on floating or adjustable rate securities represents the rate at June 30, 1998.

GO = General Obligation
NR = Not rated
PCR = Pollution Control Revenue

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $112,929,345
  Cash......................................................       286,161
  Interest receivable.......................................       665,212
  Prepaid expenses..........................................            87
                                                              ------------
Total assets................................................   113,880,805
                                                              ------------
LIABILITIES
  Dividends payable.........................................       113,574
  Payable for securities purchased..........................     6,034,306
  Accrued expenses and other payables:
    Advisory fees...........................................         9,032
    Administration fees.....................................         5,419
    Distribution fees.......................................        38,836
    Transfer agent fees and expenses........................         5,173
    Directors' fees.........................................           442
    Custodian fees..........................................        15,815
    Legal fees..............................................         3,990
    Audit fees..............................................         6,389
    Registration fees.......................................        11,042
    Other...................................................         8,841
                                                              ------------
Total liabilities...........................................     6,252,859
                                                              ------------
NET ASSETS..................................................  $107,627,946
                                                              ============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   107,627,006
                                                              ============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................         $1.00
                                                                      ----
                                                                      ----

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $    107,627
  Additional paid-in capital................................   107,519,379
  Accumulated net realized gains............................           940
                                                              ------------
Net Assets, June 30, 1998...................................  $107,627,946
                                                              ============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................              $1,979,768
Expenses
  Advisory fees.............................................  $  55,034
  Administration fees.......................................     55,034
  Special management services fees..........................     55,034
  Distribution fees.........................................    330,206
  Accounting fees...........................................     14,889
  Transfer agent fees and expenses..........................     10,505
  Directors' fees...........................................      2,531
  Audit fees................................................     15,052
  Custodian fees and expenses...............................     11,956
  Registration fees.........................................     10,634
  Legal fees................................................      3,071
  Other expenses............................................      2,221
                                                              ---------
    Total expenses before fee waivers and expense
     reimbursements.........................................    566,167
    Less: Fee waivers and expense reimbursements............   (175,576)
                                                              ---------
Total Expenses..............................................                 390,591
                                                                          ----------
Net Investment Income.......................................               1,589,177
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                   1,894
                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........              $1,591,071
                                                                          ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended    Year Ended
                                                                  June 30,       December 31,
                                                                    1998             1997
                                                              ----------------   ------------
                                                                (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................   $   1,589,177     $   2,676,436
  Net realized gains (losses) on investment transactions....           1,894              (954)
                                                               -------------     -------------
    Net increase in net assets resulting from operations....       1,591,071         2,675,482
                                                               -------------     -------------
Dividends to shareholders from net investment income........      (1,589,177)       (2,676,436)
                                                               -------------     -------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................     286,002,770       492,981,689
  Dividends reinvestment....................................       1,562,576         2,390,128
  Cost of shares redeemed...................................    (283,337,874)     (472,381,555)
                                                               -------------     -------------
    Net increase in net assets from Capital share
      transactions..........................................       4,227,472        22,990,262
                                                               -------------     -------------
Total Increase in Net Assets................................       4,229,366        22,989,308

NET ASSETS
  Beginning of period.......................................     103,398,580        80,409,272
                                                               -------------     -------------
  End of period.............................................   $ 107,627,946     $ 103,398,580
                                                               =============     =============
SHARE TRANSACTIONS:
  Issued....................................................     286,002,770       492,981,689
  Reinvested................................................       1,562,576         2,390,128
  Redeemed..................................................    (283,337,874)     (472,381,555)
                                                               -------------     -------------
  Change in shares..........................................       4,227,472        22,990,262
                                                               =============     =============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc., (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising eleven portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio") which commenced operations on May 20, 1991, and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (together the "Portfolios"). The Money Market Portfolio's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation and Restrictions

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C) Repurchase Agreements

     The Portfolios may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the collateral at not less than the repurchase price. Default by the seller would, however, expose the Portfolios to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Portfolios could receive less than the carrying value upon the sale of the underlying collateral securities.

D) Expenses

     Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of each Portfolio.

E) Federal Income taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from GAAP. Reclassifications are made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets are not affected by this change.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolios' investment adviser. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of Portfolio shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the six months ended June 30, 1998, there were no waivers with respect to the Money Market Portfolio or the Tax Free Money Market Portfolio.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the six months ended June 30, 1998, BISYS waived fees of $24,002 with respect to the Tax Free Money Market Portfolio.

     Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Web-ber. Mitchell Hutchins and BISYS together waived $639,873 for the Money Market Portfolio and $55,034 for the Tax Free Money Market Portfolio for the six months ended June 30, 1998, under the Special Management Services Agreement, which represented 100% of the fee charged.

     The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation (CSC), an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolio shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request. For the six months ended June 30, 1998, the Money Market Portfolio incurred expenses of $3,839,281 and the Tax Free Money Market Portfolio incurred expenses of $330,206 pursuant to the Distribution Plan. For the six months ended June 30, 1998, CSC waived fees of $55,109 for the Money Market Portfolio and $96,540 for the Tax Free Money Market Portfolio.

     Certain Directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting that Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations. The Portfolio had the following concentration by security type at June 30, 1998 (as a percentage of total investments):

Commercial Paper..................    30.5%
General Obligations...............     6.3%
Revenue Bonds:
  Education.......................    15.5%
  Health..........................    13.2%
  Utilities.......................    11.9%
  Housing.........................     8.6%
  Transportation..................     6.1%
  Other...........................     7.9%
                                     ------
                                     100.0%
                                     ======

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           SIX MONTHS                                  YEAR ENDED
                             ENDED      ------------------------------------------------------------------------
                            JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              1998          1997           1996           1995           1994           1993
                           ----------   ------------   ------------   ------------   ------------   ------------
                           (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  0.9992     $   0.9991     $   0.9986      $ 0.9975       $ 0.9999       $ 1.0000
                           ----------    ----------     ----------      --------       --------       --------
Income from investment
 operations:
 Net investment income...     0.0235         0.0467         0.0462        0.0512         0.0340         0.0245
 Net realized gains
   (losses) on investment
   transactions..........     0.0001         0.0001         0.0005        0.0011        (0.0024)       (0.0001)
                           ----------    ----------     ----------      --------       --------       --------
 Total from investment
   operations............     0.0236         0.0468         0.0467        0.0523         0.0316         0.0244
                           ----------    ----------     ----------      --------       --------       --------
Dividends to shareholders
 from net investment
 income..................    (0.0235)       (0.0467)       (0.0462)      (0.0512)       (0.0340)       (0.0245)
                           ----------    ----------     ----------      --------       --------       --------
 Net change in net asset
   value.................     0.0001         0.0001         0.0005        0.0011        (0.0024)       (0.0001)
                           ----------    ----------     ----------      --------       --------       --------
NET ASSET VALUE, END OF
 PERIOD..................  $  0.9993     $   0.9992     $   0.9991      $ 0.9986       $ 0.9975       $ 0.9999
                           ==========    ==========     ==========      ========       ========       ========
Total Return.............       2.38%(a)        4.77%         4.72%         5.24%          3.45%          2.48%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
   period (000's)........  $1,265,386    $1,151,012     $1,007,265      $779,011       $458,092       $331,210
 Ratio of expenses to
   average net assets....       0.93%(b)        0.95%         0.88%         0.85%          0.94%          1.02%
 Ratio of net investment
   income to average net
   assets................       4.75%(b)        4.68%         4.65%         5.14%          3.47%          2.44%
 Ratio of expenses to
   average net assets
   *.....................       1.04%(b)        1.06%         1.01%         1.03%          1.12%          1.20%
 Ratio of net investment
   income to average net
   assets *..............       4.64%(b)        4.57%         4.53%         4.96%          3.29%          2.26%

---------------
* During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             FOR THE PERIOD
                                                                                              FROM OCTOBER
                                                                                                 7, 1996
                                                          SIX MONTHS ENDED    YEAR ENDED         THROUGH
                                                              JUNE 30,       DECEMBER 31,     DECEMBER 31,
                                                                1998             1997             1996*
                                                          ----------------   ------------    ---------------
                                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....................      $ 1.0000         $ 1.0000          $1.0000
                                                              --------         --------          -------
Income from investment operations
  Net investment income.................................        0.0143           0.0286           0.0100
                                                              --------         --------          -------
  Total from investment operations......................        0.0143           0.0286           0.0100
                                                              --------         --------          -------
Dividends to shareholders from net investment income....       (0.0143)         (0.0286)         (0.0100)
                                                              --------         --------          -------
Net change in net asset value...........................            --               --               --
                                                              --------         --------          -------
NET ASSET VALUE, END OF PERIOD..........................      $ 1.0000         $ 1.0000          $1.0000
                                                              ========         ========          =======
Total Return............................................          1.44%(a)         2.90%            0.66%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).....................      $107,628         $103,399          $80,409
  Ratio of expenses to average net assets...............          0.71%(b)         0.78%            0.74%(b)
  Ratio of net investment income to average net
    assets..............................................          2.89%(b)         2.86%            2.80%(b)
  Ratio of expenses to average net assets **............          1.03%(b)         1.18%            1.20%(b)
  Ratio of net investment income to average net assets
    **..................................................          2.57%(b)         2.46%            2.34%(b)

---------------
 * Period from commencement of operations.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

                               CORRESPONDENT CASH

                 ---------------------------------------------
                  --------------------------------------------
                                    RESERVES

---------------------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019
---------------------------------------------------

ADMINISTRATOR AND DISTRIBUTOR
BISYS FUND SERVICES, LP
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286
---------------------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------------------

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, OH 43215
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
                               CORRESPONDENT CASH

                 ---------------------------------------------
                  --------------------------------------------
                                    RESERVES

                                      LOGO
                               SEMI-ANNUAL REPORT
                               ------------------

                                 JUNE 30, 1998

               (LOGO)

COICCRD98SA                                                                 8/98